NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of consolidated [line items]
Accumulated non-controlling interest	$ 55.2	$ 49.4
Net earnings attributable to non-controlling interests	8.9	9.2
Current assets	1,161.0	1,012.9
Total non- current assets	2,805.9	2,387.6
Current liabilities	(231.1)	(195.5)
Non-current liabilities	(889.0)	(933.9)
Revenues	1,094.9	987.1
Net earnings and other comprehensive income	528.0	72.2
Net cash from operating activities	295.3	311.1
Net cash used in investing activities	(177.4)	(161.4)
Net cash used in financing activities	(117.2)	21.9
Increase in cash and cash equivalents	$ 12.1	$ 171.0
Essakane S.A.
Disclosure of consolidated [line items]
Percentage of voting rights held by non-controlling interests	10.00%	10.00%
Accumulated non-controlling interest	$ 25.5	$ 25.8
Net earnings attributable to non-controlling interests	0.6	6.5
Dividends paid to material non-controlling interests	1.0	0.0
Current assets	220.5	216.3
Total non- current assets	848.4	882.9
Current liabilities	(88.1)	(70.7)
Non-current liabilities	(552.6)	(598.4)
Share of net assets (liabilities) of joint ventures	428.2	430.1
Revenues	547.4	529.1
Net earnings and other comprehensive income	8.2	65.9
Net cash from operating activities	215.5	236.7
Net cash used in investing activities	(85.7)	(115.2)
Net cash used in financing activities	(127.7)	(120.6)
Increase in cash and cash equivalents	$ 2.1	$ 0.9
Rosebel Gold Mines N.V.
Disclosure of consolidated [line items]
Percentage of voting rights held by non-controlling interests	5.00%	5.00%
Accumulated non-controlling interest	$ 25.9	$ 21.2
Net earnings attributable to non-controlling interests	5.7	1.1
Dividends paid to material non-controlling interests	1.0	0.0
Current assets	181.0	153.5
Total non- current assets	645.4	522.0
Current liabilities	(72.4)	(57.5)
Non-current liabilities	(183.6)	(140.6)
Share of net assets (liabilities) of joint ventures	570.4	477.4
Revenues	385.6	369.6
Net earnings and other comprehensive income	113.1	22.8
Net cash from operating activities	124.5	140.1
Net cash used in investing activities	(63.1)	(88.3)
Net cash used in financing activities	(25.5)	(3.9)
Increase in cash and cash equivalents	35.9	47.9
Subsidiaries with material non-controlling interests
Disclosure of consolidated [line items]
Dividends paid to material non-controlling interests	$ 1.1	$ 1.5